Financial Instruments Inception Gains And Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortized net gain at beginning of year	$ 105	$ 148	$ 202
New inception gains (losses)	(14)	12	10
Change in foreign exchange rates	5	(7)	(4)
Amortization recorded in net earnings during the year	(47)	(48)	(60)
Unamortized net gain at end of year	$ 49	$ 105	$ 148